                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                            SAFECO MONEY MARKET TRUST



        SUPPLEMENT TO THE INVESTOR CLASS PROSPECTUS DATED MAY 1, 2002 AND
                            SUPPLEMENTED MAY 1, 2002

                       SUPPLEMENT DATED FEBRUARY 12, 2003




The following information replaces the last paragraph on page 30 of the Investor Class Prospectus regarding Fund Manager:

     Dresdner RCM Global Investors LLC (the "sub-advisor") acts as an investment sub-advisor to the SAFECO U.S. Growth Fund. Seth A. Reicher, CFA and Peter
     A. Goetz, CFA are primarily responsible for the day-to-day management of the Fund. Mr. Reicher is a Managing Director of the sub-advisor, which he has been associated with since 1993. Mr. Goetz is a Director of the sub-advisor, which he has been associated with since 1999. Prior to 1999, Mr. Goetz worked at Jurika & Voyles, where he was Vice President and Portfolio Manager for three years. Mr. Reicher and Mr. Goetz manage or co-manage other accounts of the sub-advisor or its clients.






                               [SAFECO LOGO]
GMF1179                                                                    2/03

                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                            SAFECO MONEY MARKET TRUST



 SUPPLEMENT TO THE ADVISOR CLASSES PROSPECTUS DATED MAY 1, 2002 AND
                         SUPPLEMENTED DECEMBER 16, 2002

                       SUPPLEMENT DATED FEBRUARY 12, 2003




The following information replaces the last paragraph on page 40 of the Advisor Classes Prospectus regarding Fund Manager:

     Dresdner RCM Global Investors LLC (the "sub-advisor") acts as an investment sub-advisor to the SAFECO U.S. Growth Fund. Seth A. Reicher, CFA and Peter
     A. Goetz, CFA are primarily responsible for the day-to-day management of the Fund. Mr. Reicher is a Managing Director of the sub-advisor, which he has been associated with since 1993. Mr. Goetz is a Director of the sub-advisor, which he has been associated with since 1999. Prior to 1999, Mr. Goetz worked at Jurika & Voyles, where he was Vice President and Portfolio Manager for three years. Mr. Reicher and Mr. Goetz manage or co-manage other accounts of the sub-advisor or its clients.







                             [SAFECO Logo]
GMF4424                                                                   2/03